Derivatives (Derivatives associated with legacy Mortgage Servicing Activities) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Forwards And Futures [Member] Retained Interest [Member] Hedging Instruments [Member]	Dec. 31, 2012 Forwards And Futures [Member] Retained Interest [Member] Hedging Instruments [Member]	Dec. 31, 2013 Interest Rate Swaps And Swaptions [Member] Retained Interest [Member] Hedging Instruments [Member]	Dec. 31, 2012 Interest Rate Swaps And Swaptions [Member] Retained Interest [Member] Hedging Instruments [Member]	Dec. 31, 2013 Mortgage Servicing Rights [Member] Retained Interest [Member] Hedged Items [Member]	Dec. 31, 2012 Mortgage Servicing Rights [Member] Retained Interest [Member] Hedged Items [Member]	Dec. 31, 2013 Other Retained Interests [Member] Retained Interest [Member] Hedged Items [Member]	Dec. 31, 2012 Other Retained Interests [Member] Retained Interest [Member] Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional				$ 0	$ 55,000	$ 0	$ 1,712,600
Assets				0	0	0	7,371
Liabilities				0	26	0	6,350
Gains/(Losses)				(3,047)	9,993	(4,275)	5,886
Total MSR recognized by FHN	72,793	114,311	144,069					70,492	111,363
Fair value of retained interests	801,718	1,262,720								7,195	17,987
Gains/(Losses)								$ 21,591	$ (12)	$ 3,813	$ 1,614